Interest Rate Benchmark Reform - Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate (Detail) - USD LIBOR [member] - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	¥ 2,132	¥ 9,568
Carrying amount of non-derivative financial liabilities		1,351
Derivative notional amounts	¥ 928	¥ 247,066